UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

(Amendment No. 2)

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

November 21, 2014 to December 22, 2014

Commission File Number of issuing entity: 333-160515-04

Volkswagen Auto Loan Enhanced Trust 2011-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-160515

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

VW Credit, Inc.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation

or organization of the issuing entity)

27-7093590

(I.R.S. Employer Identification No.)

2200 Ferdinand Porsche Drive, Herndon, Virginia	20171
(Address of principal executive offices of the issuing entity)	(Zip Code)

(703) 364-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1 Notes			☒
Class A-2 Notes			☒
Class A-3 Notes			☒
Class A-4 Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I—DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Response to Item 1 is set forth in Amended Exhibit 99.1.

No assets securitized by VW Credit, Inc. (the “Securitizer”) and held by Volkswagen Auto Loan Enhanced Trust 2014-2 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from November 21, 2014 to December 22, 2014. Please refer to the Form ABS-15G filed by the Securitizer on February 14, 2014 for additional information. The CIK number of the Securitizer is 0000833733.

On December 30, 2014, an error was discovered in the Exhibit 99.1 - Monthly Servicer’s Certificate filed on December 22, 2014. Some of the defaulted receivables were incorrectly deducted from the Beginning Net Pool Balance, Line 52. The revision made on January 5th required further update to the Pool Statistics section which is included in this amendment. Payments of principal and interest to investors were not affected and were correctly stated in the Monthly Servicer’s Certificate. The amended version of the Monthly Servicer’s Certificate was delivered to the Indenture Trustee on January 9, 2015.

This Form 10-D/A is an amendment to replace the Exhibit 99.1 that was originally attached to the Form 10-D filed on December 22, 2014.

PART II—OTHER INFORMATION

Item 2.	Legal Proceedings.

Not applicable

Item 3.	Sales of Securities and Use of Proceeds.

Not applicable

Item 4.	Defaults Upon Senior Securities.

Not applicable

Item 5.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 6.	Significant Obligors of Pool Assets.

Not applicable

Item 7.	Significant Enhancement Provider Information.

Not applicable

Item 8.	Other Information.

On March 20, 2011, Volkswagen Auto Loan Enhanced Trust 2011-1, a Delaware statutory trust, (the “Issuer”) and Deutsche Bank Trust Company Americas, a New York banking association, as indenture trustee (the “Indenture Trustee”), entered into an Indenture (the “Indenture”) pursuant to which the Issuer issued the Class A-1 Auto Loan

Asset Backed Notes, the Class A-2 Auto Loan Asset Backed Notes, the Class A-3 Auto Loan Asset Backed Notes and the Class A-4 Auto Loan Asset Backed Notes (collectively, the “Notes”). Under the Indenture, the Issuer granted a security interest in its property to the Indenture Trustee to secure its obligations under the Notes.

Pursuant to the Sale and Servicing Agreement dated as of March 30, 2011 (the “Sale and Servicing Agreement”), by and among the Issuer, the Indenture Trustee, VW Credit, Inc. (“VCI”), and Volkswagen Auto Lease/Loan Underwritten Funding, LLC (the “Seller”), VCI has the right to purchase the Issuer’s trust estate from the Issuer on any payment date if, either before or after giving effect to any payment of principal required to be made on such payment date, the aggregate net pool balance of the receivables is less than or equal to 10% of the initial net pool balance (the “Optional Purchase”). VCI is the servicer of the Issuer’s receivables under the Sale and Servicing Agreement and is the sole member of the Seller. Volkswagen Public Auto Loan Securitization, LLC is the sole residual interest holder of the Issuer. VCI elected to exercise the Optional Purchase on December 22, 2014.

Upon exercise of the Optional Purchase and in accordance with the terms of the Indenture and the Sale and Servicing Agreement, VCI purchased the Issuer’s trust estate (other than the reserve account) for $161,034,727 and the Issuer used the proceeds of the Optional Purchase and the amounts on deposit in its collection account to redeem the Notes on December 22, 2014. Upon redemption of the Notes and satisfaction of the other terms and conditions of the Indenture, the Indenture Trustee released the lien of the Indenture and discharged the Indenture (other than with respect to certain rights and obligations that survive the satisfaction and discharge of the Indenture pursuant to the terms of the Indenture). The Issuer will dissolve upon the final distribution by the Owner Trustee of all moneys or other property or proceeds of the Issuer’s trust estate in accordance with the terms of the Indenture, the Sale and Servicing Agreement and the trust agreement, and the discharge of the Indenture.

There are no prepayment or other penalties under the Indenture, the Sale and Servicing Agreement or related documents in connection with the Optional Purchase and redemption of the Notes.

On December 22, 2014, the Indenture Trustee made the monthly payment to the Noteholders, as indicated in the Servicer Certificate relating to the Issuer. A copy of this Servicer Certificate, which relates to the December 22, 2014 monthly payment and the Collection Period ended November 30, 2014, provided to the Indenture Trustee, is attached hereto as Exhibit 99.1 and is incorporated herein by reference.

Item 9.	Exhibits.

Amended Exhibit 99.1 Monthly Distribution Report

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

January 12, 2015	VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2011-1
By VW Credit, Inc., as Servicer
	By:	/s/ Ina Reetz
	Name:	Ina Reetz
	Title:	General Manager Financial Reporting